Accrued Expenses and Other Current Liabilities	6 Months Ended
Mar. 31, 2022
Disclosure Text Block Supplement [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of March 31, 2022 and September 30, 2021 consisted of the following:

	March 31, 2022	September 30, 2021
Accrued payroll and welfare	$1,473,099	$1,595,943
Other payables and accruals	558,992	453,036
Total	$2,032,091	$2,048,979